Debt - Interest Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Contractual interest expense	$ 250,312	$ 100,237	$ 483,084	$ 164,859	$ 474,844	$ 30,189	$ 4,914
Amortization of debt discounts and issuance costs and accretion of redemption premiums	29,036	7,547	66,727	15,605	33,376	16,533	3,803
PIK interest					0	21,621	0
Less: capitalized interest	(23,186)	(40,687)	(36,278)	(72,864)	(159,017)	(41,376)	(343)
Total	$ 256,162	$ 67,097	$ 513,533	$ 107,600	$ 349,203	$ 26,967	$ 8,374